Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	$ (946,673)	$ (818,879)
Effects in profit and loss	51,538	50,863	$ 29,505
Other comprehensive income	55,882	(178,657)	(848,384)
Ending Balance	(839,253)	(946,673)	(818,879)
Accounts receivables [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(10,991)	(2,158)
Effects in profit and loss	(185)	(535)	78
Other comprehensive income	10,354	(8,298)	(2,236)
Ending Balance	(822)	(10,991)	(2,158)
Machinery, equipment and improvements on leased buildings [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(114,627)	(100,485)
Effects in profit and loss	5,555	6,307	1,220
Other comprehensive income	5,290	(20,449)	(101,705)
Ending Balance	(103,782)	(114,627)	(100,485)
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(2,209)	(2,466)
Effects in profit and loss	95	94	619
Other comprehensive income	106	163	(3,085)
Ending Balance	(2,008)	(2,209)	(2,466)
Airport concessions [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(835,432)	(728,231)
Effects in profit and loss	45,675	45,003	29,226
Other comprehensive income	40,878	(152,204)	(757,457)
Ending Balance	(748,879)	(835,432)	(728,231)
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	16,586	14,461
Effects in profit and loss	398	(6)	(1,638)
Other comprehensive income	(746)	2,131	16,099
Ending Balance	$ 16,238	$ 16,586	$ 14,461